General	6 Months Ended
Jun. 30, 2026
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	SciSparc Ltd. (formerly known as Therapix Biosciences Ltd.) (“SciSparc,” the “Company” or the “Group”), a clinical-stage pharmaceutical company, was incorporated in Israel and commenced its operations on August 23, 2004. Until March 2014, SciSparc and its subsidiaries at the time were mainly engaged in developing several innovative immunotherapy products and SciSparc’s own patents in the immunotherapy field. In August 2015, the Company decided to adopt a different business strategy and began focusing on developing a portfolio of approved drugs based on cannabinoid molecules. SciSparc’s focus is on creating and enhancing a portfolio of technologies and assets based on cannabinoid pharmaceuticals. With this focus, the Company, through its subsidiary NeuroThera Labs Inc. (formerly known as Miza III Ventures Inc.) (TSXV:NTLX) (“NeuroThera”), is currently engaged in the following drug development programs based on Δ9-tetrahydrocannabinol (“THC”) and/or non-psychoactive cannabidiol SCI-110 for the treatment of Tourette syndrome, Alzheimer’s disease and agitation; and SCI-210 for the treatment of autism spectrum disorder and status epilepticus. The Company, through NeuroThera, also owns a controlling interest in a subsidiary whose business focuses on the sale of hemp seed oil-based products on the Amazon Marketplace, and a controlling interest in another subsidiary whose business is in the field of quantum simulation and quantum-based Monte Carlo.

The Company’s ordinary shares, no par value per share (“ordinary shares”), are listed on Nasdaq and are trading under the symbol “SPRC”.

As of June 30, 2026, the Company has a controlling interest in NeuroThera, a publicly traded company on the TSX Venture Exchange in Canada, Evero Health Ltd. (“Evero”) and Brain Bright Ltd. (“Brain Bright”), together, the “Subsidiaries”. Evero and Brain Bright are inactive Israeli incorporated companies.

On July 3, 2025, the Company effected a one-for-twenty-one (1-for-21) reverse share split of the issued and outstanding ordinary shares. On March 4, 2026, the Company effected a one-for-nine (1-for-9) reverse share split (the “Fifth Reverse Share Split”) of the issued and outstanding ordinary shares. Consequently, all share and per share data included in these financial statements for all periods preceding the effective dates of the reverse share splits have been adjusted to reflect the reverse splits’ ratios in these consolidated financial statements for all periods presented.

On October 9, 2025, the Company entered into an asset and share purchase agreement (the “Miza Agreement”) with Miza III Ventures Inc. (TSXV: MIZA.P) (“Miza”), pursuant to which, on the terms and subject to the conditions of the Miza Agreement, the Company received a controlling interest in Miza, and transferred to Miza its clinical-stage pharmaceutical portfolio and equity stake of approximately 50.9% in Scisparc Neutraceuticals Inc. (“SNI”) (the “Transaction”). In the financial statements of Miza, the Miza Agreement was accounted for as a reverse acquisition where SNI was identified as the accounting acquirer. Following the Closing, Miza changed its name to “NeuroThera Labs Inc.”

On June 3, 2026, NeuroThera closed the acquisition (the “CliniQ Transaction”) of approximately 54.01% of the issued and outstanding ordinary shares of CliniQuantum Ltd. (“CliniQ”), a quantum technology company in the field of quantum simulation and quantum based Monte Carlo.

In consideration for the purchased shares, NeuroThera issued an aggregate of 56,600,000 common shares in the capital of NeuroThera (the “Consideration Shares”) to the selling shareholders. In addition to the Consideration Shares, the selling shareholders may be entitled to receive earn-out payments of up to $2,500 in the aggregate (the “Earn-Out Liability”), payable in cash and/or common shares of NeuroThera at the sole discretion of NeuroThera, contingent upon the achievement of the certain milestones.

In connection with the CliniQ Transaction (See Note 4), NeuroThera paid finder’s fees by issuing an aggregate of 2,829,999 common shares in the capital of NeuroThera (the “Finder’s Shares”) to certain arm’s length finders.

Following the CliniQ Transaction, the Company’s stake of the outstanding shares of NeuroThera decreased from 75% to 43.86%.

b.	These interim consolidated financial statements should be read in conjunction with the Company’s annual financial statements for the year ended December 31, 2025.

c.	The Company incurred a net loss of $6,051 and had negative cash flows from operating activities of $3,561 for the six-month period ended June 30, 2026. As of June 30, 2026, the Company had a negative working capital of $1,371 and an accumulated deficit of $92,525 as a result of recurring operating losses. As of June 30, 2026, the Company’s cash and cash equivalents position is not sufficient to fund the Company’s planned operations for at least a year beyond the date of the filing date of the consolidated financial statements. The Company’s pharmaceuticals operations are dependent on its ability to raise additional funds from existing and/or new investors. This dependency will continue until the Group is able to completely finance its operations by generating revenue from its pharmaceutical products. These above-mentioned factors raise substantial doubt about the Group’s ability to continue as a going concern.

The accompanying interim consolidated financial statements were prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business. Such financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.